October 6, 2005

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen Municipal Trust (the "Trust")

Evergreen National Municipal Bond Funds

Evergreen High Grade Municipal Bond fund

Evergreen Municipal Bond Fund

Evergreen Short-Intermediate Bond Fund

Evergreen Strategic Municipal Bond Fund

Post-Effective Amendment No. 47 to Registration Statement
No. 333-36033/811-08367

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the
"Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 47 to Registration Statement No. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 28, 2005.

If you have any questions or would like further information, please call me at (617) 210-3626.

Very truly yours,

/s/ Christine Nordstrom

Christine Nordstrom